The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of service	R$ 1,325	R$ 546	R$ (2,689)
Cost of interest on actuarial obligations	281,184	278,805	282,997
Expected earnings from the assets of the plan	(186,324)	(187,531)	(208,122)
Interest on irrecoverable surplus	29	2,736	4,981
Net cost/(benefit) of the Pension Plans	R$ 96,214	R$ 94,556	R$ 77,167